CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Accounts receivable, net of allowance for credit losses	¥ 47,962	$ 6,954	¥ 32,265
Accounts payable	2,301,958	333,753	2,938,632
Accrued expenses and other current liabilities	2,830,826	410,428	2,223,840
Short-term bank loans	909,500	131,865	1,348,166
Income tax payable	51,892	7,524	60,217
Amounts due to related parties	427,727	62,015	836,435
Current operating lease liabilities	136,723	19,823	108,590
Amounts due to related parties	413,464	59,947	472,882
Deferred tax liabilities	167,052	24,220	205,889
Other liabilities	370,531	53,722	1,232,677
Non-current operating lease liabilities	¥ 123,059	$ 17,842	¥ 158,289
Ordinary shares par value (per share) | $ / shares		$ 0.001
Ordinary shares authorized	40,000,000,000	40,000,000,000	40,000,000,000
Ordinary shares issued	3,805,284,801	3,805,284,801	3,805,284,810
Ordinary shares outstanding	3,508,413,941	3,508,413,941	3,646,381,840
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Accounts payable	¥ 2,113,674	$ 306,455	¥ 2,733,487
Accrued expenses and other current liabilities	644,858	93,496	1,208,868
Short-term bank loans	885,500	128,385	1,348,166
Income tax payable	0	0	1,026
Amounts due to related parties	388,308	56,299	797,731
Current operating lease liabilities	87,142	12,634	70,672
Amounts due to related parties	413,464	59,947	472,882
Deferred tax liabilities	0	0	0
Other liabilities	284,971	41,316	6,975
Non-current operating lease liabilities	¥ 90,138	$ 13,069	¥ 121,057